PRINCIPAL ACCOUNTING POLICIES - VIE Arrangements (Details) - Dada Glory - Shanghai Qusheng Internet Technology Co. Ltd	12 Months Ended
Dec. 31, 2020
Variable Interest Entity [Line Items]
Percentage of equity interests pledged by the shareholders of VIE	100.00%
Percentage of net income generated by the VIE payable as monthly service fees	100.00%
Initial term of the Exclusive Business Cooperation Agreement	10 years
Initial term of the Exclusive Option Agreement	10 years